Stock-Based Compensation - Schedule of Share Option Plan (Details)	3 Months Ended
Mar. 31, 2026 $ / shares shares
Schedule of Share Option Plan [Abstract]
Number of Options outstanding at the beginning of the year | shares	15,857,856
Weighted-Average Exercise price, Options outstanding at the beginning of the year | $ / shares	$ 1.81
Number of Options, Granted during the year | shares	397,628
Weighted- Average Exercise price, Granted during the year | $ / shares	$ 1.66
Number of Options, Exercised during the year | shares	(933,422)
Weighted- Average Exercise price, Exercised during the year | $ / shares	$ 0.83
Number of Options, Forfeited during the year | shares	(176,644)
Weighted- Average Exercise price, Forfeited during the year | $ / shares	$ 2.59
Number of Options outstanding at the end of the year | shares	15,145,418
Weighted-Average Exercise price, Outstanding at the end of the year | $ / shares	$ 1.86
Number of Options, exercisable at year-end | shares	8,214,606
Weighted- Average Exercise price, options exercisable at year-end | $ / shares	$ 1.12